United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2008

Check here if Amendment[x];Amendment Number:1
This Amendment(Check one):    [x]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       08/05/08
    Signature              City, State              Date

Restated due to prior inclusion of non-reportable accounts.

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: 112,533
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED   NONE
-------------------------       -------------   --------  ------- -------   -- --- ------  -------  ----    -----  ---

Cooper Industries Ord           Equities        G24182100      699    17,400SH     SOLE                              17,400
Weatherford Intl                Equities        G95089101    1,776    24,510SH     SOLE                              24,510
Abbott Laboratories             Equities        002824100      939    17,020SH     SOLE                              17,020
Air Products & Chemicals Inc    Equities        009158106      230     2,500SH     SOLE                               2,500
Altria Group Inc                Equities        02209S103      255    11,485SH     SOLE                              11,485
Amazon.com                      Equities        023135106    3,254    45,632SH     SOLE                              45,632
American Express                Equities        025816109    1,063    24,313SH     SOLE                              24,313
American Tower                  Equities        029912201   18,766   478,592SH     SOLE                             478,592
Anadarko Petroleum              Equities        032511107      485     7,700SH     SOLE                               7,700
Auto Data Processing            Equities        053015103      585    13,800SH     SOLE                              13,800
Berkshire Hathaway Cl A         Equities        084670108      934         7SH     SOLE                                   7
Berkshire Hathaway Cl B         Equities        084670207      550       123SH     SOLE                                 123
Cigna                           Equities         125509109     487    12,015SH     SOLE                              12,015
Chevron Texaco                  Equities         166764100     378     4,428SH     SOLE                               4,428
Citi Trends Inc                 Equities        17306X102      185    10,000SH     SOLE                              10,000
Coca Cola Company               Equities         191216100     875    14,374SH     SOLE                              14,374
Comcast Cp New Cl A Spl         Equities        20030N200      356    18,750SH     SOLE                              18,750
Devon Energy New                Equities        25179M103      835     8,000SH     SOLE                               8,000
Dunn & Bradstreet Copr. New     Equities        26483E100      244     3,000SH     SOLE                               3,000
eBay                            Equities         278642103   4,887   163,780SH     SOLE                             163,780
Electronic Arts                 Equities         285512109   6,485   129,902SH     SOLE                             129,902
Esco Technologies               Equities         296315104   1,564    39,380SH     SOLE                              39,380
Euronet Worldwide               Equities         298736109   3,153   163,730SH     SOLE                             163,730
Exxon Mobil                     Equities        30231G102    8,615   101,859SH     SOLE                             101,859
General Electric                Equities         369604103   2,834    76,572SH     SOLE                              76,572
Glaxosmithkline Plc             Spon ADR        37733W105      503    11,861SH     SOLE                              11,861
Google Inc Class A              Equities        38259P508      595     1,350SH     SOLE                               1,350
Heartland Payment Sys           Equities        42235N108      303    13,170SH     SOLE                              13,170
Hess Corp                       Equities        42809H107      265     3,000SH     SOLE                               3,000
I C U Medical                   Equities        44930G107      940    32,675SH     SOLE                              32,675
Intl Business Machines          Equities         459200101     239     2,072SH     SOLE                               2,072
Intl Game Technology            Equities         459902102   2,823    70,215SH     SOLE                              70,215
Johnson & Johnson               Equities         478160104   2,362    36,406SH     SOLE                              36,406
Kimberly Clark                  Equities         494368103     210     3,252SH     SOLE                               3,252
Kraft Foods Inc                 Equities        50075N104      225     7,255SH     SOLE                               7,255
Legg Mason Inc                  Equities         524901105   1,447    25,852SH     SOLE                              25,852
Lilly Eli & Company             Equities         532457108     204     3,950SH     SOLE                               3,950
Merck & Co Inc                  Equities         589331107     467    12,300SH     SOLE                              12,300
Microsoft                       Equities         594918104   1,874    66,037SH     SOLE                              66,037
Mothers Work                    Equities         619903107   1,319    78,549SH     SOLE                              78,549
Netflix Inc                     Equities        64110L106    5,208   150,300SH     SOLE                             150,300
Northern Trust Corporation      Equities         665859104     651     9,800SH     SOLE                               9,800
Oracle                          Equities        68389X105      329    16,800SH     SOLE                              16,800
Pnc Finl Services Gp Inc        Equities         693475105     275     4,200SH     SOLE                               4,200
Penn Virginia Gp Hldg LP        Equities        70788P105      271    10,000SH     SOLE                              10,000
Penn Virginia Corp              Equities         707882106   2,381    54,000SH     SOLE                              54,000
Pfizer Incorporated             Equities         717081103     416    19,860SH     SOLE                              19,860
Philip Morris Intl Inc          Equities         718172109     581    11,485SH     SOLE                              11,485
T Rowe Price Group              Equities        74144T108    2,137    42,743SH     SOLE                              42,743
Procter & Gamble                Equities         742718109     225     3,205SH     SOLE                               3,205
Qualcomm                        Equities         747525103  23,228   566,533SH     SOLE                             566,533
Quantum Fuel Sys Tech           Equities        74765E109       48    50,000SH     SOLE                              50,000
Schering Plough                 Equities         806605101     150    10,400SH     SOLE                              10,400
Washington Mutual Inc           Equities         939322103     165    16,000SH     SOLE                              16,000
Wells Fargo & Co. New           Equities         949746101     378    13,000SH     SOLE                              13,000
Whole Foods Market Inc          Equities         966837106   1,520    46,100SH     SOLE                              46,100
Wyeth                           Equities         983024100     360     8,610SH     SOLE                               8,610
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